Fair Value (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Fair Value [Line Items]
Carrying value of investment securities not practical to estimate fair value	¥ 410,000	¥ 549,000
Carrying amounts of investments in equity method investees	2,048,581	1,620,168
Other Nonmarketable Securities [Member]
Fair Value [Line Items]
Carrying value of investment securities not practical to estimate fair value	¥ 410,000	¥ 549,000
Hedge Funds [Member] | Minimum [Member]
Fair Value [Line Items]
Advance notice period of redeemable investment, day	30 days
Hedge Funds [Member] | Maximum [Member]
Fair Value [Line Items]
Advance notice period of redeemable investment, day	90 days
Private Equity Funds [Member]
Fair Value [Line Items]
Estimated period of underlying investments that would be liquidated, year	10 years
Real Estate Funds [Member]
Fair Value [Line Items]
Estimated period of underlying investments that would be liquidated, year	4 years